ENTITY-WIDE DISCLOSURES ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2023
Entity-wide disclosures [Abstract]
Disclosure of geographical areas
Property, plant and equipment, right-of-use-assets, intangible assets, and goodwill, are allocated to geographic areas as follows:

	December 31, 2023	January 1, 2023

United States	$542,005	$560,854
Canada	60,519	59,604
Honduras	350,003	380,825
Caribbean	484,373	440,511
Asia-Pacific	320,142	223,307
Other	32,016	29,654
	$1,789,058	$1,694,755

Disclosure of major customers
Customers accounting for at least 10% of total net sales for the fiscal years ended December 31, 2023 and January 1, 2023 were as follows:

	2023	2022

Customer A	22.4%	18.1%
Customer B	16.3%	18.6%
Customer C	7.6%	10.7%

The Company manages its business on the basis of one reportable operating segment.